Income Taxes - Schedule of Components of Provision Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ (178)	$ (366)	$ (1,785)
State	23	14	(600)
Foreign	(44)	30	0
Total current income tax expense (benefit)	(199)	(322)	(2,385)
Deferred:
Federal	(3,499)	(33,178)	3,554
State	(2,421)	(2,538)	(2,065)
Foreign	(155)	0	0
Total deferred income tax expense (benefit)	(6,075)	(35,716)	1,489
Income tax provision	$ (6,274)	$ (36,038)	$ (896)